Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Growth-100 Power Buffer ETF™ – March

Innovator International Developed Power Buffer ETF™ – March

Innovator U.S. Equity Buffer ETF™ – March

Innovator U.S. Equity Power Buffer ETF™ – March

Innovator U.S. Small Cap Power Buffer ETF™ – March

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2025 or March 3, 2025

February 20, 2026

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on February 28, 2026, and each Fund will commence a new Outcome Period that will begin on March 1, 2026 and end on February 28, 2027. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of February 20, 2026, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Growth-100 Power Buffer ETF™ – March	NMAR	13.59% – 16.59% (12.80% – 15.80% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – March	IMAR	10.70% – 15.70% (9.85% – 14.85% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – March	BMAR	15.16% – 16.66% (14.37% – 15.87% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – March	PMAR	11.27% – 12.77% (10.48% – 11.98% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – March	KMAR	15.63% – 18.63% (14.84% – 17.84% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference